Income Taxes (Schedule Of (Provision) Recovery Of Income And Capital Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred income taxes	$ 18,637	$ 11,272
Capital and other taxes	(31,536)	(22,929)
(Provision) recovery of income and capital taxes	$ (12,899)	$ (11,657)